Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2021 are as follows: (Details) - $ / shares				12 Months Ended
	Oct. 07, 2022	Oct. 15, 2021	Feb. 09, 2021	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Share price	$ 4.77			$ 1.22	$ 4.70
Risk-free interest rate	3.66%	1.50%	0.58%
ifrs Non taxable Investment Securities Average Yield				0.00%	0.00%
Expected volatility	100.00%	100.00%	100.00%	100.00%	100.00%
Derivative Warrant Liabilities [Member]
Share capital and reserves
Expected volatility				100.00%	100.00%